Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		9 Months Ended
	Jul. 08, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 31, 2020 shares	Jul. 21, 2020 shares
Significant Accounting Policies [Line Items]
Reverse stock split, description				On July 8, 2020, the Company's board of directors approved an amendment to the Company's certificate of incorporation to effect a 1-for-6.5806 reverse split of its common stock and convertible preferred stock.
Reverse stock split, conversion ratio	0.151961827
Impairment charges | $		$ 0	$ 0	$ 0	$ 0
ASU 2016-13
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true		true
ASU 2018-13
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true		true
Initial Public Offering | Common Stock
Significant Accounting Policies [Line Items]
Convertible shares converted into common stock | shares						23,934,533	23,934,533